Note 2 - Summary of significant accounting policies: Revenue recognition: Summary of the company's revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 15,623,708	$ 12,810,249	$ 14,362,502
At a point in time
Total revenues	15,623,708	12,810,249	14,362,502
Gross
Total revenues	15,202,731	12,810,249	14,071,554
Net
Total revenues	420,977	0	290,948
Customized Products
Total revenues	10,323,776	10,128,540	11,722,295
Standardized Products
Total revenues	5,299,932	2,681,709	2,640,207
China, Yuan Renminbi
Total revenues	10,656,473	5,929,986	5,333,982
Singapore, Dollars
Total revenues	$ 4,967,235	$ 6,880,263	$ 9,028,520